COLUMBIA NEWPORT ASIA PACIFIC FUND
                                (the "Fund")
                         Class A, B and C Shares
                      Supplement to the Prospectuses



The information in the table on page 6 entitled "Shareholder Fees" is replaced in its entirety with the following:

Shareholder Fees(2) (paid directly from your investment)



                                                                                  Class A       Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                            5.75         0.00         0.00
------------------------------------------------------------------------------- ------------- ------------ -----------
------------------------------------------------------------------------------- ------------- ------------ -----------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)              0.00         5.00         1.00
------------------------------------------------------------------------------- ------------- ------------ -----------
------------------------------------------------------------------------------- ------------- ------------ -----------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)
-------------------------------------------------------------------------------     (3)           (3)         (3)

(2) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent. (3) There is a $7.50 charge for wiring sale proceeds to your bank.

The information in the table on page 10 entitled "Class A Sales Charges" is replaced in its entirety with the following:

Class A Sales Charges



                                                                                                     % of offering
                                                         As a % of the public     As a % of your   price retained by
Amount Purchased                                            offering price          investment     financial advisor

------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
Less than $50,000                                                5.75                  6.10               5.00
------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
$50,000 to less than $100,000                                    4.50                  4.71               3.75
------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
$100,000 to less than $250,000                                   3.50                  3.63               2.75
------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
$250,000 to less than $500,000                                   2.50                  2.56               2.00
------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
$500,000 or more                                                 2.00                  2.04               1.75





737-36/204R-0204                                              February 13, 2004